DECHERT LLP
1775 I STREET, N.W.
WASHINGTON, D.C. 20006
(202) 261-3300

May 18, 2010

VIA ELECTRONIC TRANSMISSION

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549

Re:	The Weitz Funds
File Nos. 333-107797 and 811-21410

Ladies and Gentlemen:

Enclosed for filing on behalf of The Weitz Funds (the “Trust”), pursuant to Rule 485(a) under the Securities Act of 1933, as amended (the “1933 Act”), is Post-Effective Amendment No. 15 to the Trust’s Registration Statement on Form N-1A with respect to the Trust’s separate investment series (the “Funds”).

This amendment is to become effective sixty days after filing pursuant to Rule 485(a)(1).  The filing is being made for the purposes of: (1) revising the Registration Statement to include applicable new disclosure in the Prospectus for the Funds and the Funds’ Statement of Additional Information, and (2) making such non-material and updating changes as the Trust deems appropriate.

Please do not hesitate to contact the undersigned at (202) 261-3364 if you have any questions regarding this filing.

Very truly yours,

/s/ Patrick W.D. Turley